9. Convertible Debt (Details) (USD $)	3 Months Ended		6 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Details
Debt Instrument, Convertible, Interest Expense	$ 117,479	$ 46,575	$ 242,071	$ 62,219
Amortization expense - discount of convertible debt	$ 161,567	$ 79,326	$ 345,481	$ 95,103